Taxation - Components of Income Before Income Tax (Benefit)/Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Components of (loss)/income before income tax expense
Income before income tax expense	¥ 685,609	$ 105,075	¥ 2,706,511	¥ 2,109,528
Income/ (Loss) from non‑China operations	15,143		41,461	(13,479)
Income from China operations	670,466		2,665,050	2,123,007
Income tax expense applicable to China operations	¥ 90,629	$ 13,890	¥ 411,959	¥ 132,222
Effective tax rate for China operations	13.50%	13.50%	15.50%	6.20%